Biological Assets (Tables)	12 Months Ended
Oct. 31, 2022
Schedule of Fair value of biological assets

	October 31, 2022	October 31, 2021
	$	$
Beginning balance	1,188,552	250,690
Purchased cannabis plants	4,567,108	2,969,773
Allocation of operational overhead	1,063,755	1,430,876
Change in FVLCTS due to biological transformation	3,278,572	1,824,225
Transferred to inventory upon harvest	(8,898,468)	(5,287,012)
Ending balance	1,199,519	1,188,552

Schedule of Fair value of biological assets

			Impact of 20% change
	October 31, 2022	October 31, 2021	October 31, 2022	October 31, 2021
Estimated selling price per pound ($/pound)	817	1,130	246,397	219,428
Estimated stage of growth (%)	49%	51%	204,814	189,943
Estimated flower yield per harvest (pound)	2,638	1,915	204,814	189,943